Cash and Cash Equivalents (Detail) R$ in Thousands	Jun. 30, 2018 BRL (R$)	Jun. 30, 2018 USD ($)	Jan. 01, 2018 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Cash and Cash Equivalents [Abstract]
Cash	R$ 365,299			R$ 277,500	R$ 270,310
Cash equivalents	4,730,803	$ 4,730,803	$ 6,585,184	6,585,184	7,292,941
Total	5,096,102			6,862,684	7,563,251
Time deposits	4,283,508			6,225,547	5,859,969
Bank certificates of deposit (CDBs)	412,958			348,318	1,319,321
Repurchase agreements	23,218			1,307	1,586
Other	11,119			10,012	112,065
Cash equivalents	R$ 4,730,803	$ 4,730,803	$ 6,585,184	R$ 6,585,184	R$ 7,292,941